Financial instruments by categories (Details 9) - BRL (R$) R$ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Disclosure of fair value measurement of liabilities [line items]
Accounts payable from acquisition of subsidiaries (earn out)	[1]	R$ 29,814	R$ 4,959
Level 1
Disclosure of fair value measurement of liabilities [line items]
Accounts payable from acquisition of subsidiaries (earn out)		2,886
Contingent consideration derivative liability		0
Hedging instruments		0
Derivatives financial instruments			0
Level 2
Disclosure of fair value measurement of liabilities [line items]
Accounts payable from acquisition of subsidiaries (earn out)		0
Contingent consideration derivative liability		0
Hedging instruments		3,526
Derivatives financial instruments			1,308
Level 3
Disclosure of fair value measurement of liabilities [line items]
Accounts payable from acquisition of subsidiaries (earn out)		0
Contingent consideration derivative liability		3,248
Hedging instruments		R$ 0
Derivatives financial instruments			R$ 0

[1]	From the total amount, R$27,500 is related to deferred consideration of the business combination of Zetta. Refer to note 6(i).